CONVENIENCE TRANSLATION	12 Months Ended
Dec. 31, 2020
CONVENIENCE TRANSLATION
CONVENIENCE TRANSLATION

2. CONVENIENCE TRANSLATION

Translations of balances in condensed financial information of parent company balance sheets, statements of operations statements of comprehensive income and statements of cash flows from RMB into US$ as of and during the year ended December 31, 2020 is solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.5250, representing the rate as certified by the statistical release of the Federal Reserve Board of United States on December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollar at that rate on December 31, 2020, or at any other rate